UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	1-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2015

Global Real Estate - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Australia — 4.4%
Charter Hall Group	58,970	220,955
Federation Centres	518,417	1,215,013
Goodman Group	149,097	706,441
Scentre Group(1)	151,728	445,938
Westfield Corp.(1)	243,520	1,857,019
		4,445,366
Canada — 2.2%
Allied Properties Real Estate Investment Trust	34,933	1,099,646
Chartwell Retirement Residences	115,456	1,148,472
		2,248,118
China — 3.0%
China Overseas Land & Investment Ltd.	366,000	1,053,399
China Resources Land Ltd.	532,888	1,352,706
China Vanke Co. Ltd., H Shares(1)	278,800	604,635
		3,010,740
France — 4.6%
Accor SA	15,536	777,008
Klepierre	18,724	883,786
Unibail-Rodamco SE	10,571	2,977,807
		4,638,601
Germany — 1.7%
LEG Immobilien AG	22,412	1,720,781
Hong Kong — 6.6%
Fortune Real Estate Investment Trust	624,000	697,849
Hongkong Land Holdings Ltd.	147,000	1,088,311
Link Real Estate Investment Trust (The)	254,500	1,718,033
Sun Hung Kai Properties Ltd.	145,000	2,354,488
Wharf Holdings Ltd. (The)	102,000	824,147
		6,682,828
Indonesia — 0.5%
PT Ciputra Development Tbk	2,178,400	245,980
PT Pakuwon Jati Tbk	5,893,000	231,222
		477,202
Japan — 8.5%
Activia Properties, Inc.	96	857,586
Hulic Reit, Inc.	635	949,696
Kenedix Residential Investment Corp.	345	999,104
Mitsubishi Estate Co. Ltd.	60,000	1,208,875
Mitsui Fudosan Co. Ltd.	106,000	2,682,603
Orix JREIT, Inc.	717	1,071,498
Sekisui House SI Residential Investment Corp.	714	806,300
		8,575,662

Mexico — 0.7%
Corp. Inmobiliaria Vesta SAB de CV	335,184	648,476
Philippines — 0.4%
Ayala Land, Inc.	463,800	376,594
Singapore — 2.4%
CapitaCommercial Trust	406,000	530,758
CapitaLand Ltd.	430,000	1,102,489
Mapletree Commercial Trust	213,500	238,975
Mapletree Greater China Commercial Trust	747,000	562,748
		2,434,970
Thailand — 0.4%
AP Thailand PCL	1,004,700	195,956
Pruksa Real Estate PCL	225,000	221,016
		416,972
United Kingdom — 7.5%
Big Yellow Group plc	108,187	995,098
British Land Co. plc	112,001	1,397,635
Derwent London plc	18,304	895,096
Great Portland Estates plc	76,022	897,515
Hammerson plc	107,044	1,109,383
Land Securities Group plc	84,010	1,609,653
Safestore Holdings plc	154,002	623,672
		7,528,052
United States — 55.9%
Alexandria Real Estate Equities, Inc.	24,430	2,382,414
Apartment Investment & Management Co., Class A	58,157	2,318,138
AvalonBay Communities, Inc.	17,514	3,029,747
Boston Properties, Inc.	22,448	3,115,782
Corporate Office Properties Trust	71,389	2,141,670
Duke Realty Corp.	113,978	2,488,140
Equity One, Inc.	76,276	2,077,758
Essex Property Trust, Inc.	11,690	2,642,525
Extra Space Storage, Inc.	37,523	2,476,518
General Growth Properties, Inc.	105,466	3,182,964
Healthcare Trust of America, Inc., Class A	75,534	2,225,232
Hudson Pacific Properties, Inc.	52,195	1,688,508
Kilroy Realty Corp.	26,375	1,955,706
Kite Realty Group Trust	73,063	2,232,805
Pebblebrook Hotel Trust	42,938	1,994,041
RLJ Lodging Trust	62,291	2,122,254
Simon Property Group, Inc.	29,740	5,908,148
SL Green Realty Corp.	14,353	1,808,478
Taubman Centers, Inc.	20,790	1,703,741
UDR, Inc.	70,467	2,343,732
Ventas, Inc.	47,229	3,769,347
Vornado Realty Trust	23,723	2,619,968
		56,227,616
TOTAL COMMON STOCKS (Cost $86,961,651)		99,431,978

TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $157,952), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $154,610)		154,609
State Street Institutional Liquid Reserves Fund, Premier Class	856,913	856,913
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,011,522)		1,011,522
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $87,973,173)		100,443,500
OTHER ASSETS AND LIABILITIES — 0.2%		192,158
TOTAL NET ASSETS — 100.0%		$100,635,658

Sub-Industry Allocation
(as a % of net assets)
Retail REITs	26.1%
Office REITs	17.5%
Diversified REITs	11.4%
Residential REITs	11.2%
Diversified Real Estate Activities	8.7%
Health Care REITs	7.0%
Real Estate Development	4.4%
Hotel and Resort REITs	4.1%
Specialized REITs	4.1%
Real Estate Operating Companies	2.8%
Hotels, Resorts and Cruise Lines	0.8%
Industrial REITs	0.7%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	56,227,616	—	—
Other Countries	—	43,204,362	—
Temporary Cash Investments	856,913	154,609	—
	57,084,529	43,358,971	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$89,980,396
Gross tax appreciation of investments	$10,685,560
Gross tax depreciation of investments	(222,456)
Net tax appreciation (depreciation) of investments	$10,463,104

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
January 31, 2015

Real Estate - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Diversified REITs — 6.6%
American Realty Capital Properties, Inc.	344,145	3,188,504
Duke Realty Corp.	2,464,622	53,802,698
Vornado Realty Trust	606,700	67,003,948
		123,995,150
Health Care REITs — 12.5%
HCP, Inc.	401,428	18,983,530
Health Care REIT, Inc.	1,025,501	84,039,807
Healthcare Trust of America, Inc., Class A	973,594	28,682,079
Ventas, Inc.	1,308,673	104,445,192
		236,150,608
Hotel and Resort REITs — 4.8%
Host Hotels & Resorts, Inc.	1,112,364	25,462,012
Pebblebrook Hotel Trust	717,578	33,324,323
RLJ Lodging Trust	950,933	32,398,287
		91,184,622
Hotels, Resorts and Cruise Lines — 0.3%
Hilton Worldwide Holdings, Inc.(1)	181,910	4,724,203
Industrial REITs — 4.9%
DCT Industrial Trust, Inc.	504,815	19,061,814
ProLogis, Inc.	1,646,840	74,338,358
		93,400,172
Office REITs — 14.9%
Alexandria Real Estate Equities, Inc.	530,693	51,753,181
Boston Properties, Inc.	612,616	85,031,101
Corporate Office Properties Trust	849,563	25,486,890
Hudson Pacific Properties, Inc.	1,031,136	33,357,250
Kilroy Realty Corp.	489,395	36,288,639
SL Green Realty Corp.	398,546	50,216,796
		282,133,857
Real Estate Operating Companies — 0.9%
Forest City Enterprises, Inc., Class A(1)	701,798	17,194,051
Residential REITs — 16.0%
Apartment Investment & Management Co., Class A	937,657	37,375,008
AvalonBay Communities, Inc.	436,536	75,516,363
Education Realty Trust, Inc.	109,743	3,797,108
Equity Residential	1,079,077	83,747,166
Essex Property Trust, Inc.	259,358	58,627,876
UDR, Inc.	1,287,940	42,836,884
		301,900,405
Retail REITs — 29.9%
Acadia Realty Trust	702,282	25,415,586
DDR Corp.	1,012,022	19,835,631
Equity One, Inc.	996,792	27,152,614
General Growth Properties, Inc.	2,627,753	79,305,585
Kimco Realty Corp.	1,592,454	44,031,353

Kite Realty Group Trust	1,437,092	43,917,531
Macerich Co. (The)	382,227	32,875,344
National Retail Properties, Inc.	540,833	23,169,286
Realty Income Corp.	285,896	15,527,012
Regency Centers Corp.	553,912	37,976,207
Simon Property Group, Inc.	899,762	178,746,719
Taubman Centers, Inc.	397,776	32,597,743
Urban Edge Properties(1)	194,831	4,625,288
		565,175,899
Specialized REITs — 8.0%
CubeSmart	932,930	22,987,395
Extra Space Storage, Inc.	562,833	37,146,978
Omega Healthcare Investors, Inc.	560,455	24,581,556
Public Storage	332,691	66,817,661
		151,533,590
TOTAL COMMON STOCKS (Cost $1,223,862,357)		1,867,392,557
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $2,059,527), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $2,015,944)		2,015,937
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $8,287,150), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $8,124,000)		8,124,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,056,384	3,056,384
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,196,321)		13,196,321
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,237,058,678)		1,880,588,878
OTHER ASSETS AND LIABILITIES — 0.5%		9,923,356
TOTAL NET ASSETS — 100.0%		$1,890,512,234

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,867,392,557	—	—
Temporary Cash Investments	3,056,384	10,139,937	—
	1,870,448,941	10,139,937	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,295,582,695
Gross tax appreciation of investments	$585,006,183
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$585,006,183

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 30, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2015